UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02661

Name of Fund:  BlackRock Pacific Fund, Inc.

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Pacific Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 12/31/2013

Date of reporting period: 09/30/2013

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2013 (Unaudited)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 10.2%
Australia & New Zealand Banking Group Ltd.	199,074	$5,723,849
BHP Billiton Ltd.	58,898	1,959,696
Commonwealth Bank of Australia	159,475	10,598,728
Lend Lease Group	306,363	2,905,419
National Australia Bank Ltd.	283,749	9,091,653
Suncorp Group Ltd.	363,948	4,450,924

		34,730,269
China — 12.9%
Agricultural Bank of China Ltd., Class H	14,314,000	6,596,479
China Communications Construction Co. Ltd., Class H	2,120,000	1,676,188
China Longyuan Power Group Corp., Class H	1,802,000	1,872,789
China Petroleum & Chemical Corp., Class H	3,850,800	3,018,528
China Shanshui Cement Group Ltd.	2,507,000	968,004
CNOOC Ltd.	1,895,000	3,839,039
Forgame Holdings Ltd. (a)	47,500	312,343
Haitong Securities Co. Ltd., Class H	2,192,800	3,277,514
Huaneng Power International, Inc., Class H	1,768,000	1,770,136
Ping An Insurance Group Co. of China Ltd., Class H	445,000	3,312,583
Sinopec Engineering Group Co. Ltd. (a)(b)	1,631,500	1,995,791
Sinopec Shanghai Petrochemical Co. Ltd., Class H (a)	4,896,000	1,826,822
WuXi PharmaTech Cayman, Inc., — ADR (a)	269,347	7,380,108
Youku Tudou, Inc., — ADR (a)	116,230	3,184,702
Zhuzhou CSR Times Electric Co. Ltd., Class H	793,000	2,584,089

		43,615,115
Hong Kong — 7.7%
AIA Group Ltd.	900,600	4,237,836
China Mobile Ltd.	325,000	3,656,947
China Overseas Land & Investment Ltd.	832,000	2,460,675
GCL-Poly Energy Holdings Ltd. (a)(b)	14,684,000	4,250,929
Melco Crown Entertainment Ltd., — ADR (a)	156,790	4,990,626
Sands China Ltd.	323,600	2,003,250
Skyworth Digital Holdings Ltd. (b)	2,368,000	1,133,103
Techtronic Industries Co.	1,360,500	3,546,587

		26,279,953
Common Stocks	Shares	Value
India — 1.9%
Glenmark Pharmaceuticals Ltd.	297,671	$2,525,584
Tata Steel Ltd.	553,777	2,406,353
Tech Mahindra Ltd.	79,585	1,697,861

		6,629,798
Japan — 41.9%
Chubu Electric Power Co., Inc.	194,200	2,667,586
The Dai-ichi Life Insurance Co. Ltd.	135,100	1,934,758
Digital Garage, Inc. (b)	116,200	3,672,371
East Japan Railway Co.	64,500	5,558,912
FANUC Corp.	17,900	2,966,515
Fuji Media Holdings, Inc.	131,100	2,887,379
FUJIFILM Holdings Corp.	177,200	4,270,492
Hitachi Ltd.	591,000	3,916,109
The Kansai Electric Power Co., Inc. (a)	180,600	2,323,254
Kawasaki Kisen Kaisha Ltd.	1,315,000	3,097,784
KDDI Corp.	73,000	3,751,466
Leopalace21 Corp. (a)	579,200	4,271,990
Mitsubishi Corp.	272,700	5,536,849
Mitsubishi Electric Corp.	319,000	3,366,058
Mitsubishi Estate Co. Ltd.	212,000	6,282,772
Mitsubishi UFJ Financial Group, Inc.	1,240,200	7,955,086
Mitsui & Co. Ltd.	228,900	3,337,804
MS&AD Insurance Group Holdings	101,200	2,652,516
Nidec Corp.	38,500	3,243,744
Nippon Steel & Sumitomo Metal Corp.	1,666,000	5,674,454
Nomura Holdings, Inc.	703,800	5,504,925
NSK Ltd.	373,000	3,826,159
ORIX Corp.	283,200	4,629,733
Shionogi & Co. Ltd.	233,300	4,911,264
Softbank Corp.	103,000	7,153,091
Sojitz Corp.	1,069,200	2,099,612
Sony Corp.	142,900	3,067,327
Sumitomo Corp.	161,300	2,180,078
Sumitomo Mitsui Financial Group, Inc.	143,000	6,924,840
Sumitomo Osaka Cement Co. Ltd.	922,000	3,716,094
Takashimaya Co. Ltd.	300,000	2,821,309
Toshiba Corp.	812,000	3,659,446
Toyota Motor Corp.	190,300	12,205,369

		142,067,146
Philippines — 3.3%
DMCI Holdings, Inc.	1,006,730	1,064,841
Megaworld Corp.	66,716,800	4,988,998
Puregold Price Club, Inc.	2,388,400	2,290,275
Vista Land & Lifescapes, Inc.	23,530,900	2,879,281

		11,223,395

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2013	1

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Common Stocks	Shares		Value
Singapore — 1.5%
Ezion Holdings Ltd. (b)		2,056,000	$3,609,424
Golden Agri-Resources Ltd.		3,252,000	1,348,638

			4,958,062
South Korea — 6.9%
Hankook Tire Co. Ltd.		40,746	2,328,217
Hyundai Motor Co.		22,547	5,260,509
Kia Motors Corp.		26,691	1,620,315
NAVER Corp.		1,418	734,524
Samsung Electronics Co. Ltd.		8,032	10,216,651
SK Hynix, Inc. (a)		113,790	3,204,494

			23,364,710
Taiwan — 2.9%
Chipbond Technology Corp.		1,162,000	2,399,395
MediaTek, Inc.		423,000	5,225,017
Taiwan Semiconductor Manufacturing Co. Ltd.		619,891	2,110,814

			9,735,226
Thailand — 2.5%
Amata Corp. PCL — NVDR		4,489,800	2,511,862
BTS Rail Mass Transit Growth Infrastructure Fund, Class F		4,082,182	1,265,894
Kasikornbank PCL — NVDR		343,700	1,923,885
Krung Thai Bank PCL — NVDR		4,307,800	2,647,032

			8,348,673
United Kingdom — 0.9%
BHP Billiton PLC		108,533	3,192,642
Total Common Stocks — 92.6%			314,144,989

Participation Notes
South Korea — 3.5%
Citigroup Global Markets, Inc. (Shinhan Financial Group Co. Ltd.), due 1/20/15		97,570	3,967,001
Deutsche Bank AG London (Hana Financial Group, Inc.), due 11/18/19		47,700	1,624,662
Deutsche Bank AG London (Hankook Tire Co. Ltd.), due 8/23/23		14,243	813,753
Deutsche Bank AG London (Samsung Electronics Co. Ltd.), due 1/24/17		2,223	2,808,763
Participation Notes	Shares		Value
South Korea (concluded)
JPMorgan Chase Bank London (NAVER Corp.), due 6/23/16		5,006	$2,594,023

Total Participation Notes — 3.5%			11,808,202
Total Long-Term Investments (Cost — $261,309,312) — 96.1%			325,953,191

Short-Term Securities
Money Market Funds — 5.3%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.02% (c)(d)		12,088,851	12,088,851
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.17% (c)(d)(e)	USD	5,957	5,957,280
Total Money Market Funds — 5.3%			18,046,131
	Par (000)
Time Deposits — 0.1%
Australia — 0.0%
JPMorgan Chase Bank N.A., New York, 1.45%, 10/01/13	AUD	38	35,375
Hong Kong — 0.1%
Brown Brothers Harriman & Co., 0.01%, 10/01/13	HKD	1,107	142,695
Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 10/01/13	JPY	235	2,390
United Kingdom — 0.0%
Brown Brothers Harriman & Co., 0.11%, 10/01/13	GBP	41	66,462
Total Time Deposits — 0.1%			246,922
Total Short-Term Securities (Cost — $18,293,053) — 5.4%			18,293,053

2	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc. (Percentages shown are based on Net Assets)

Value
Total Investments (Cost — $279,602,365*) — 101.5%	$344,246,244
Liabilities in Excess of Other Assets — (1.5)%	(5,218,926)

Net Assets — 100.0%	$339,027,318

*	As of September 30, 2013, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$281,676,295

Gross unrealized appreciation	$67,683,730
Gross unrealized depreciation	(5,113,781)

Net unrealized appreciation	$62,569,949

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in issuers considered to be an affiliate of the Fund during the period ended September 30, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2012	Net Activity	Shares/Beneficial Interest Held at September 30, 2013	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	226,124	11,862,727	12,088,851	$2,382
BlackRock Liquidity Series, LLC, Money Market Series	$7,118,890	$(1,161,610)	$5,957,280	$50,172

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	ADR	American Depositary Receipts
	AUD	Australian Dollar
	GBP	British Pound
	HKD	Hong Kong Dollar
	JPY	Japanese Yen
	NVDR	Non-Voting Depositary Receipts
	USD	US Dollar

•	Foreign currency exchange contracts as of September 30, 2013 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
HKD	2,446,919	USD	315,553	Goldman Sachs International	10/03/13	$(62)

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2013	3

Schedule of Investments (continued)	BlackRock Pacific Fund, Inc.

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$34,730,269	—	$34,730,269
China	$10,564,810	33,050,305	—	43,615,115
Hong Kong	4,990,626	21,289,327	—	26,279,953
India	—	6,629,798	—	6,629,798
Japan	—	142,067,146	—	142,067,146
Philippines	—	11,223,395	—	11,223,395
Singapore	—	4,958,062	—	4,958,062
South Korea	—	23,364,710	—	23,364,710
Taiwan	—	9,735,226	—	9,735,226
Thailand	1,265,894	7,082,779	—	8,348,673
United Kingdom	—	3,192,642	—	3,192,642
Participation Notes	11,808,202	—	—	11,808,202
Short-Term Securities:
Money Market Funds	12,088,851	5,957,280	—	18,046,131
Time Deposits	—	246,922	—	246,922

Total	$40,718,383	$303,527,861	—	$344,246,244

4	BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BlackRock Pacific Fund, Inc.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	$(62)	—	—	$(62)

[1]   Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Certain of the Fund’s assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of September 30, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency at value	$8,229	—	—	$8,229
Liabilities:
Collateral on securities loaned at value	—	$(5,957,280)	—	(5,957,280)

Total	$8,229	$(5,957,280)	—	$(5,949,051)

There were no transfers between levels during the period ended September 30, 2013.

BLACKROCK PACIFIC FUND, INC.	SEPTEMBER 30, 2013	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

 Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Pacific Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Pacific Fund, Inc.

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Pacific Fund, Inc.

Date: November 25, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Pacific Fund, Inc.

Date: November 25, 2013